UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (98.5%)(a)
		Shares	Value

Aerospace and defense (6.1%)

Airbus Group NV (France)		1,149	$74,663

Bombardier, Inc. Class B (Canada)(S)		119,816	236,501

Embraer SA ADR (Brazil)		82	2,522

General Dynamics Corp.		1,205	163,555

Honeywell International, Inc.		4,613	481,182

L-3 Communications Holdings, Inc.		6,498	817,383

Meggitt PLC (United Kingdom)		10,031	81,497

Northrop Grumman Corp.		4,072	655,429

Raytheon Co.		3,845	420,066

United Technologies Corp.		3,522	412,778

			3,345,576
Airlines (0.8%)

American Airlines Group, Inc.		3,984	210,276

Spirit Airlines, Inc.(NON)		3,081	238,346

			448,622
Banks (5.7%)

Bank of America Corp.		32,750	504,023

Citigroup, Inc.		14,071	724,938

JPMorgan Chase & Co.		14,806	896,947

KeyCorp		14,305	202,559

Regions Financial Corp.		17,138	161,954

Wells Fargo & Co.		12,077	656,989

			3,147,410
Beverages (1.6%)

Coca-Cola Co. (The)		8,209	332,875

PepsiCo, Inc.		5,872	561,481

			894,356
Biotechnology (3.4%)

Biogen(NON)		1,163	491,065

Celgene Corp.(NON)		4,579	527,867

Gilead Sciences, Inc.(NON)		7,993	784,353

Retrophin, Inc.(NON)		2,720	65,171

			1,868,456
Building products (0.8%)

Allegion PLC (Ireland)		1,930	118,058

CaesarStone Sdot-Yam, Ltd. (Israel)(S)		1,606	97,500

Fortune Brands Home & Security, Inc.		5,269	250,172

			465,730
Capital markets (2.9%)

AllianceBernstein Holding LP (Partnership shares)		2,057	63,500

Ameriprise Financial, Inc.		1,508	197,307

Carlyle Group LP (The)		6,123	165,933

Charles Schwab Corp. (The)		13,379	407,257

Goldman Sachs Group, Inc. (The)		1,565	294,173

Invesco, Ltd.		1,960	77,792

KKR & Co. LP		10,492	239,323

Morgan Stanley		2,123	75,770

State Street Corp.		910	66,912

			1,587,967
Chemicals (3.5%)

Air Products & Chemicals, Inc.		614	92,886

Axalta Coating Systems, Ltd.(NON)		6,536	180,524

Axiall Corp.		1,201	56,375

CF Industries Holdings, Inc.		421	119,429

Croda International PLC (United Kingdom)		1,382	56,097

Dow Chemical Co. (The)		3,312	158,910

E.I. du Pont de Nemours & Co.		3,497	249,931

Huntsman Corp.		3,316	73,516

Monsanto Co.		2,315	260,530

Praxair, Inc.		814	98,282

Sherwin-Williams Co. (The)		1,094	311,243

Symrise AG (Germany)		3,582	226,565

Tronox, Ltd. Class A		557	11,324

			1,895,612
Commercial services and supplies (0.5%)

Rollins, Inc.		3,895	96,323

Tyco International PLC		4,435	190,971

			287,294
Communications equipment (0.8%)

Arista Networks, Inc.(NON)(S)		786	55,437

QUALCOMM, Inc.		5,538	384,005

			439,442
Construction materials (0.1%)

Martin Marietta Materials, Inc.		176	24,605

Vulcan Materials Co.		395	33,299

			57,904
Consumer finance (0.8%)

American Express Co.		2,047	159,912

Capital One Financial Corp.		1,092	86,071

Discover Financial Services		3,918	220,779

			466,762
Containers and packaging (0.4%)

Packaging Corp. of America		835	65,289

Sealed Air Corp.		2,703	123,149

Smurfit Kappa Group PLC (Ireland)		729	20,539

			208,977
Diversified consumer services (0.2%)

Bright Horizons Family Solutions, Inc.(NON)		1,634	83,775

			83,775
Diversified financial services (0.7%)

Berkshire Hathaway, Inc. Class B(NON)		1,467	211,717

CME Group, Inc.		1,892	179,191

			390,908
Diversified telecommunication services (0.8%)

Verizon Communications, Inc.		8,844	430,084

			430,084
Electric utilities (1.3%)

American Electric Power Co., Inc.		2,683	150,919

Edison International		3,030	189,284

Exelon Corp.		7,815	262,662

NextEra Energy, Inc.		1,166	121,322

			724,187
Electrical equipment (0.2%)

Hubbell, Inc. Class B		956	104,797

			104,797
Electronic equipment, instruments, and components (0.1%)

Anixter International, Inc.(NON)		602	45,830

			45,830
Energy equipment and services (1.1%)

Baker Hughes, Inc.		2,613	166,135

Halliburton Co.		2,663	116,852

Schlumberger, Ltd.		3,823	318,991

			601,978
Food and staples retail (1.9%)

Costco Wholesale Corp.		1,685	255,269

CVS Health Corp.		3,765	388,586

Diplomat Pharmacy, Inc.(NON)		1,428	49,380

Wal-Mart Stores, Inc.		1,934	159,072

Walgreens Boots Alliance, Inc.		1,902	161,061

			1,013,368
Food products (2.0%)

Freshpet, Inc.(NON)(S)		1,034	20,091

Hershey Co. (The)		648	65,390

JM Smucker Co. (The)		943	109,133

Keurig Green Mountain, Inc.		2,449	273,627

Kraft Foods Group, Inc.		2,377	207,072

McCormick & Co., Inc. (non-voting shares)		353	27,227

Mead Johnson Nutrition Co.		1,163	116,916

Mondelez International, Inc. Class A		5,901	212,967

Pinnacle Foods, Inc.		1,750	71,418

			1,103,841
Health-care equipment and supplies (2.1%)

Abbott Laboratories		1,304	60,414

Baxter International, Inc.		17	1,165

Becton Dickinson and Co.		1,224	175,754

Boston Scientific Corp.(NON)		10,587	187,919

C.R. Bard, Inc.		985	164,840

Cooper Cos., Inc. (The)		350	65,597

Medtronic PLC		5,190	404,768

Zimmer Holdings, Inc.		872	102,477

			1,162,934
Health-care providers and services (2.7%)

Aetna, Inc.		672	71,588

AmerisourceBergen Corp.		526	59,790

Anthem, Inc.		777	119,977

Cardinal Health, Inc.		2,652	239,396

Cigna Corp.		2,158	279,332

Express Scripts Holding Co.(NON)		1,361	118,094

HCA Holdings, Inc.(NON)		1,593	119,841

McKesson Corp.		1,109	250,856

Premier, Inc. Class A(NON)		2,786	104,698

Universal Health Services, Inc. Class B		1,030	121,241

			1,484,813
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)		12,506	97,047

Cerner Corp.(NON)		418	30,623

			127,670
Hotels, restaurants, and leisure (1.9%)

Hilton Worldwide Holdings, Inc.(NON)		5,262	155,860

Penn National Gaming, Inc.(NON)(S)		5,751	90,061

Restaurant Brands International LP (Units) (Canada)(NON)		12	439

Restaurant Brands International, Inc. (Canada)(NON)(S)		2,398	92,107

Starbucks Corp.		1,795	169,987

Vail Resorts, Inc.		994	102,799

Wyndham Worldwide Corp.		1,463	132,358

Wynn Resorts, Ltd.		971	122,229

Yum! Brands, Inc.		1,939	152,638

			1,018,478
Household durables (0.3%)

PulteGroup, Inc.		3,448	76,649

Whirlpool Corp.		446	90,119

			166,768
Household products (0.8%)

Energizer Holdings, Inc.		1,833	253,046

Kimberly-Clark Corp.		1,515	162,272

			415,318
Independent power and renewable electricity producers (0.9%)

Calpine Corp.(NON)		8,049	184,081

NextEra Energy Partners LP		1,797	78,745

NRG Energy, Inc.		9,703	244,419

			507,245
Industrial conglomerates (0.1%)

Siemens AG (Germany)		715	77,409

			77,409
Insurance (2.4%)

American International Group, Inc.		7,246	397,008

Assured Guaranty, Ltd.		7,673	202,490

Genworth Financial, Inc. Class A(NON)		17,969	131,353

Hartford Financial Services Group, Inc. (The)		6,493	271,537

MetLife, Inc.		1,110	56,111

Prudential PLC (United Kingdom)		9,333	231,087

			1,289,586
Internet and catalog retail (2.1%)

Amazon.com, Inc.(NON)		1,577	586,802

Ctrip.com International, Ltd. ADR (China)(NON)		2,702	158,391

Groupon, Inc.(NON)		5,251	37,860

Priceline Group, Inc. (The)(NON)		301	350,409

			1,133,462
Internet software and services (4.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		2,902	241,562

AOL, Inc.(NON)		1,405	55,652

Equinix, Inc.(R)		342	79,635

Facebook, Inc. Class A(NON)		8,584	705,734

Google, Inc. Class A(NON)		8	4,438

Google, Inc. Class C(NON)		1,931	1,058,188

GrubHub, Inc.(NON)		804	36,494

Pandora Media, Inc.(NON)		1,592	25,806

Tencent Holdings, Ltd. (China)		4,950	93,578

Yahoo!, Inc.(NON)		4,894	217,465

			2,518,552
IT Services (1.7%)

Computer Sciences Corp.		1,001	65,345

Fidelity National Information Services, Inc.		2,056	139,931

MasterCard, Inc. Class A		3,271	282,582

Visa, Inc. Class A		6,840	447,404

			935,262
Leisure products (0.1%)

Brunswick Corp.		1,263	64,981

			64,981
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.		3,739	155,355

Thermo Fisher Scientific, Inc.		355	47,691

Waters Corp.(NON)		571	70,987

			274,033
Machinery (0.6%)

Manitowoc Co., Inc. (The)		3,901	84,106

Oshkosh Corp.		1,939	94,604

Pall Corp.(S)		1,219	122,375

			301,085
Media (4.8%)

CBS Corp. Class B (non-voting shares)		3,045	184,618

Charter Communications, Inc. Class A(NON)		1,333	257,416

Comcast Corp. Class A		9,271	523,533

DISH Network Corp. Class A(NON)		3,839	268,960

Liberty Global PLC Ser. C (United Kingdom)(NON)		5,598	278,836

Live Nation Entertainment, Inc.(NON)		7,296	184,078

Time Warner Cable, Inc.		348	52,158

Time Warner, Inc.		4,612	389,437

Walt Disney Co. (The)		4,618	484,382

			2,623,418
Metals and mining (0.4%)

Agnico-Eagle Mines, Ltd. (Canada)		506	14,138

Alcoa, Inc.		1,021	13,191

Allegheny Technologies, Inc.		975	29,260

Freeport-McMoRan, Inc. (Indonesia)		2,024	38,355

Goldcorp, Inc. (Canada)		390	7,067

Hi-Crush Partners LP (Units)		993	34,825

Newmont Mining Corp.		411	8,923

Nucor Corp.		1,110	52,758

Steel Dynamics, Inc.		598	12,020

			210,537
Multi-utilities (0.6%)

PG&E Corp.		3,860	204,850

Sempra Energy		1,299	141,617

			346,467
Multiline retail (0.6%)

Dollar General Corp.(NON)		2,584	194,782

Macy's, Inc.		1,932	125,406

			320,188
Oil, gas, and consumable fuels (6.6%)

Anadarko Petroleum Corp.		3,502	290,001

Antero Resources Corp.(NON)		1,845	65,165

Cabot Oil & Gas Corp.		2,993	88,383

Cheniere Energy, Inc.(NON)		662	51,239

CONSOL Energy, Inc.		641	17,877

EnCana Corp. (Canada)		3,378	37,665

Energen Corp.		517	34,122

EOG Resources, Inc.		7,768	712,248

EP Energy Corp. Class A(NON)(S)		3,476	36,428

Exxon Mobil Corp.		13,167	1,119,195

Gaztransport Et Technigaz SA (France)		1,874	110,584

Genel Energy PLC (United Kingdom)(NON)		7,091	49,462

Gulfport Energy Corp.(NON)		1,275	58,535

MarkWest Energy Partners LP		1,862	123,078

Plains All American Pipeline LP		207	10,095

QEP Resources, Inc.		2,939	61,278

Royal Dutch Shell PLC ADR (United Kingdom)		2,488	148,409

Suncor Energy, Inc. (Canada)		1,468	42,939

Total SA ADR (France)(S)		6,309	313,305

Valero Energy Corp.		2,769	176,164

Whiting Petroleum Corp.(NON)		1,714	52,963

			3,599,135
Paper and forest products (0.1%)

Boise Cascade Co.(NON)		785	29,406

			29,406
Personal products (1.1%)

Avon Products, Inc.		16,277	130,053

Coty, Inc. Class A(NON)(S)		8,551	207,533

Estee Lauder Cos., Inc. (The) Class A		3,274	272,266

			609,852
Pharmaceuticals (6.5%)

AbbVie, Inc.		6,681	391,106

Actavis PLC(NON)		2,446	728,009

Bristol-Myers Squibb Co.		7,709	497,231

Eli Lilly & Co.		4,480	325,472

Endo International PLC(NON)		858	76,963

Johnson & Johnson		2,722	273,833

Merck & Co., Inc.		6,661	382,874

Mylan NV(NON)		3,990	236,807

Perrigo Co. PLC		1,808	299,314

Pfizer, Inc.		10,268	357,224

			3,568,833
Real estate investment trusts (REITs) (2.7%)

Altisource Residential Corp.(R)		1,259	26,263

American Tower Corp.(R)		3,832	360,783

AvalonBay Communities, Inc.(R)		757	131,907

Boston Properties, Inc.(R)		815	114,491

Equity Lifestyle Properties, Inc.(R)		1,180	64,841

Essex Property Trust, Inc.(R)		266	61,153

Federal Realty Investment Trust(R)		159	23,406

Gaming and Leisure Properties, Inc.(R)		3,256	120,049

General Growth Properties(R)		3,650	107,858

Pebblebrook Hotel Trust(R)		557	25,939

Plum Creek Timber Co., Inc.(R)		698	30,328

Prologis, Inc.(R)		974	42,427

Public Storage(R)		325	64,071

Simon Property Group, Inc.(R)		651	127,362

Urban Edge Properties(R)		320	7,584

Ventas, Inc.(R)		1,547	112,962

Vornado Realty Trust(R)		477	53,424

			1,474,848
Real estate management and development (0.3%)

Marcus & Millichap, Inc.(NON)		725	27,173

RE/MAX Holdings, Inc. Class A		4,013	133,272

			160,445
Road and rail (1.2%)

Canadian Pacific Railway, Ltd. (Canada)		304	55,661

Genesee & Wyoming, Inc. Class A(NON)		1,057	101,937

Union Pacific Corp.		4,632	501,692

			659,290
Semiconductors and semiconductor equipment (3.5%)

Avago Technologies, Ltd.		2,638	334,973

Broadcom Corp. Class A		6,092	263,753

Canadian Solar, Inc. (Canada)(NON)		888	29,650

Intel Corp.		12,881	402,789

Micron Technology, Inc.(NON)		11,375	308,604

NXP Semiconductor NV(NON)		942	94,539

Skyworks Solutions, Inc.		1,514	148,811

Synaptics, Inc.(NON)(S)		620	50,409

Texas Instruments, Inc.		4,575	261,621

			1,895,149
Software (3.2%)

Activision Blizzard, Inc.		3,599	81,787

Microsoft Corp.		19,394	788,463

Mobileye NV (Israel)(NON)(S)		843	35,431

Oracle Corp.		11,566	499,073

Salesforce.com, Inc.(NON)		4,609	307,927

TiVo, Inc.(NON)		2,817	29,888

			1,742,569
Specialty retail (2.5%)

Advance Auto Parts, Inc.		410	61,373

Bed Bath & Beyond, Inc.(NON)		2,095	160,844

Five Below, Inc.(NON)(S)		4,683	166,574

GameStop Corp. Class A		23	873

Gap, Inc. (The)		3,201	138,699

GNC Holdings, Inc. Class A		545	26,743

Home Depot, Inc. (The)		3,416	388,092

Michaels Cos., Inc. (The)(NON)		2,240	60,614

Office Depot, Inc.(NON)		2,362	21,730

Tiffany & Co.		1,344	118,285

TJX Cos., Inc. (The)		3,138	219,817

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)		145	21,873

			1,385,517
Technology hardware, storage, and peripherals (4.9%)

Apple, Inc.		17,218	2,142,436

EMC Corp.		2,327	59,478

Hewlett-Packard Co.		4,284	133,489

SanDisk Corp.		1,918	122,023

Western Digital Corp.		2,476	225,341

			2,682,767
Textiles, apparel, and luxury goods (1.3%)

Hanesbrands, Inc.		4,150	139,067

Michael Kors Holdings, Ltd.(NON)		2,488	163,586

NIKE, Inc. Class B		2,735	274,403

Tumi Holdings, Inc.(NON)(S)		5,479	134,016

			711,072
Tobacco (1.0%)

Philip Morris International, Inc.		7,412	558,346

			558,346
Trading companies and distributors (0.3%)

HD Supply Holdings, Inc.(NON)		4,662	145,245

			145,245
Water utilities (0.2%)

American Water Works Co., Inc.		1,597	86,574

			86,574

Total common stocks (cost $46,078,284)			$53,900,130

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Oportun Financial Corp. Ser. H, zero % cv. pfd. (acquired 2/6/15, cost $39,489) (Private)(F)(RES)(NON)		13,869	$35,540

United Technologies Corp. $3.75 cv. pfd.		850	52,309

Total convertible preferred stocks (cost $81,989)			$87,849

SHORT-TERM INVESTMENTS (4.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	1,707,706	$1,707,706

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	630,968	630,968

SSgA Prime Money Market Fund Class N 0.02%(P)	Shares	230,000	230,000

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEG)		$55,000	55,000

Total short-term investments (cost $2,623,674)			$2,623,674

TOTAL INVESTMENTS

Total investments (cost $48,783,947)(b)			$56,611,653

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $6,219,591) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Buy	4/15/15	$343,559	$363,222	$(19,663)
	Swiss Franc	Buy	6/17/15	138,113	140,359	(2,246)
Citibank, N.A.
	British Pound	Buy	6/17/15	147,077	152,473	(5,396)
	Euro	Sell	6/17/15	1,214,678	1,268,369	53,691
Credit Suisse International
	Canadian Dollar	Sell	4/15/15	123,151	132,085	8,934
	Euro	Buy	6/17/15	160,056	167,170	(7,114)
	Swiss Franc	Sell	6/17/15	107,971	109,823	1,852
Deutsche Bank AG
	British Pound	Buy	6/17/15	338,929	351,386	(12,457)
	Euro	Sell	6/17/15	137,882	144,027	6,145
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/15/15	162,069	173,832	(11,763)
	Euro	Sell	6/17/15	165,868	173,198	7,330
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/17/15	1,177,060	1,220,286	43,226
	Canadian Dollar	Sell	4/15/15	646,541	693,812	47,271
	Euro	Buy	6/17/15	426,241	445,266	(19,025)
	Norwegian Krone	Sell	6/17/15	101,161	105,690	4,529
State Street Bank and Trust Co.
	Euro	Buy	6/17/15	211,075	211,849	(774)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/15/15	190,173	192,042	1,869
	Euro	Sell	6/17/15	167,268	174,702	7,434

Total						$103,843

FUTURES CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	6	$618,240	Jun-15	$8,643

Total				$8,643

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	156	$—	12/1/15	3 month USD-LIBOR-BBA minus 50 bp	Russell 2000 Total Return Index	$(9,177)
JPMorgan Chase Bank N.A.
baskets	1,601	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	19,577

Total		$—	$10,400

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $54,726,186.
(b)	The aggregate identified cost on a tax basis is $48,976,547, resulting in gross unrealized appreciation and depreciation of $9,084,102 and $1,448,996, respectively, or net unrealized appreciation of $7,635,106.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $35,540, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$865,334	$3,004,283	$3,238,649	$107	$630,968
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,707,706, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,661,631.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $45,077 to cover certain derivative contracts.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $42,605 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$7,507,659	$—	$—
Consumer staples	4,595,081	—	—
Energy	4,041,067	160,046	—
Financials	8,286,839	231,087	—
Health care	8,486,739	—	—
Industrials	5,601,479	233,569	—
Information technology	10,165,993	93,578	—
Materials	2,099,235	303,201	—
Telecommunication services	430,084	—	—
Utilities	1,664,473	—	—
Total common stocks	52,878,649	1,021,481	—
Convertible preferred stocks	—	52,309	35,540
Short-term investments	860,968	1,762,706	—

Totals by level	$53,739,617	$2,836,496	$35,540

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$103,843	$—
Futures contracts	8,643	—	—
Total return swap contracts	—	10,400	—

Totals by level	$8,643	$114,243	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$182,281	$78,438
Equity contracts	28,220	9,177

Total	$210,501	$87,615

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		6
Forward currency contracts (contract amount)		$6,000,000
OTC total return swap contracts (notional)		$1,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$ 19,577	$—	$—	$—	$ 19,577
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	—	53,691	10,786	6,145	—	7,330	95,026	—	—	9,303	182,281

	Total Assets	$—	$53,691	$10,786	$6,145	$—	$7,330	$114,603	$—	$—	$9,303	$201,858

	Liabilities:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$ 9,177	$—	$—	$—	$—	$—	$ 9,177
	Futures contracts§	—	—	—	—	—	—	—	4,440	—	—	4,440
	Forward currency contracts#	21,909	5,396	7,114	12,457	—	11,763	19,025	—	774	—	78,438

	Total Liabilities	$21,909	$5,396	$7,114	$12,457	$9,177	$11,763	$19,025	$4,440	$774	$—	$92,055

	Total Financial and Derivative Net Assets	$(21,909)	$48,295	$3,672	$(6,312)	$(9,177)	$(4,433)	$95,578	$(4,440)	$(774)	$9,303	$109,803
	Total collateral received (pledged)##†	$—	$48,295	$—	$—	$—	$—	$95,578	$—	$—	$—
	Net amount	$(21,909)	$—	$3,672	$(6,312)	$(9,177)	$(4,433)	$—	$(4,440)	$(774)	$9,303

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015